Common Stock (Details Narrative) - USD ($)							3 Months Ended
	Dec. 22, 2023	Aug. 18, 2023	Jul. 14, 2023	May 10, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock								$ 877,100
Issuance of common stock to convertible loan, shares			71,979,703
Common stock shares, issued									296,037,813	296,037,813	296,037,813
Common stock shares, outstanding									296,037,813	296,037,813
Shares issued for exchange				45,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued at $0.25 per share, shares							1,500,000
Issuance of common stock							$ 150
Issuance of common stock to convertible loan, shares						71,797,703
Issuance of common stock to convertible loan						$ 3,589,885
Shares issued price per							$ 0.35	$ 0.25		$ 0.35
Common Stock [Member] | Convertible Loan Settlement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock to convertible loan, shares						71,979,703
Issuance of common stock to convertible loan						$ 3,589,885
Issuance of common stock to convertible loan						$ 3,589,885
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock to convertible loan, shares		1,500,000
Issuance of common stock to convertible loan		$ 375,000
Shares issued price per		$ 0.25
Common Stock [Member] | Aggregate Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock to convertible loan, shares	3,341,000	4,006,000
Issuance of common stock to convertible loan	$ 1,169,350	$ 1,402,100
Shares issued price per	$ 0.35	$ 0.35
Common Stock [Member] | Securities Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued at $0.25 per share, shares					206,667,233
Common stock shares, outstanding					287,190,813	287,190,813
Shares issued for exchange						206,667,233
Common Stock [Member] | Securities Agreement [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued at $0.25 per share, shares					71,797,703
Issuance of common stock to convertible loan						$ 71,979,703
Lithium Harvest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued at $0.25 per share, shares						206,667,233
Issuance of common stock						$ 10,333,362